UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-10215

FINANCIAL INVESTORS VARIABLE INSURANCE TRUST
(Exact name of registrant as specified in charter)

1625 Broadway, Suite 2200, Denver, Colorado		80202
(Address of principal executive offices)		(Zip code)

Tané Tyler Financial Investors Variable Insurance Trust 1625 Broadway, Suite 2200 Denver, Colorado 80202
(Name and address of agent for service)

Registrant's telephone number, including area code:		(303) 623-2577

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2005

Item 1 – Schedule of Investments.

CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED)

September 30, 2005

		Shares	Value
COMMON STOCKS	95.7%
CONSUMER DISCRETIONARY	17.5%
Media	11.5%
Comcast Corp., Class A*		10,900	$313,702
McGraw-Hill Co., Inc.		7,440	357,418
Omnicom Group, Inc.		5,200	434,876
Walt Disney Co.		16,625	401,161

TOTAL MEDIA			1,507,157

Motorcycle Manufacturers	2.0%
Harley Davidson, Inc.		5,425	262,787

Retailing	4.0%
Home Depot, Inc.		13,800	526,332

TOTAL CONSUMER DISCRETIONARY			2,296,276

CONSUMER STAPLES	11.5%
Discount Stores	1.7%
Wal-Mart Stores, Inc.		5,000	219,100

Food, Beverage & Tobacco	7.4%
Costco Wholesale Corp.		10,750	463,215
Pepsico, Inc.		9,000	510,390

TOTAL FOOD, BEVERAGE & TOBACCO			973,605

Household & Personal Products	2.4%
Colgate-Palmolive Co.		5,900	311,461

TOTAL CONSUMER STAPLES			1,504,166

ENERGY	4.7%
Energy	4.7%
Exxon Mobil Corp.		7,000	444,780
GlobalSantaFe Corp.		3,600	164,232

TOTAL ENERGY			609,012

FINANCIALS	26.3%
Banks	2.9%
Wells Fargo & Co.		6,450	377,777

Diversified Financials	4.7%
Capital One Financial Corp.		7,675	610,316

Insurance	18.7%
AFLAC, Inc.		10,200	462,060
American International Group, Inc.		8,785	544,319
Fidelity National Financial, Inc.		6,885	306,520
Willis Group Holdings, Ltd.		15,650	587,658
XL Capital, Ltd., Class A		8,037	546,757

TOTAL INSURANCE			2,447,314

TOTAL FINANCIALS			3,435,407

HEALTHCARE	6.3%
Healthcare Equipment & Supplies	3.2%
Fisher Scientific International, Inc.*		1,100	68,255
Medtronic, Inc.		6,400	343,168

TOTAL HEALTHCARE EQUIPMENT & SUPPLIES			411,423

Pharmaceuticals & Biotechnology	3.1%
Pfizer, Inc.		16,350	408,260

TOTAL HEALTHCARE			819,683

INDUSTRIALS	8.4%
Capital Goods	3.5%
General Electric Co.		13,350	449,495

Industrial Machinery	4.9%
Illinois Tool Works, Inc.		1,720	141,608
Ingersoll-Rand Co., Ltd.		13,150	502,725

TOTAL INDUSTRIAL MACHINERY			644,333

TOTAL INDUSTRIALS			1,093,828

INFORMATION TECHNOLOGY	18.2%
Semiconductors	3.7%
Analog Devices, Inc.		4,775	177,343
Intel Corp.		12,425	306,276

TOTAL SEMICONDUCTORS			483,619

Software	4.7%
Microsoft Corp.		24,025	618,163

Technology Hardware & Equipment	9.8%
Cisco Systems, Inc.*		18,150	325,430
Flextronics International, Ltd.*		32,125	412,806
Lexmark International, Inc.*		5,125	312,881
Qualcomm, Inc.		5,150	230,463

TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			1,281,580

TOTAL INFORMATION TECHNOLOGY			2,383,362

TELECOMMUNICATIONS	2.8%
Telecommunication Services	2.8%
Vodafone Group, plc ADR		14,300	371,371

TOTAL TELECOMMUNICATIONS			371,371

TOTAL COMMON STOCKS
(Cost $12,006,836)			12,513,105

MONEY MARKET MUTUAL FUNDS	2.0%
SSGA Prime Money Market Fund		128,266	128,266
SSGA U.S. Treasury Money Market Fund		135,924	135,924

TOTAL MONEY MARKET MUTUAL FUNDS
(Cost $264,190)			264,190

TOTAL INVESTMENTS
(Cost $12,271,026)	97.7%		12,777,295
Other Assets in Excess of Liabilities	2.3%		301,794
NET ASSETS	100.0%		$13,079,089

* Non-income producing security
ADR - American Depositary Receipt

Income Tax Information:

As of September 30, 2005
Gross appreciation (excess of value over tax cost)	$969,534
Gross depreciation (excess of tax cost over value)	(501,934)
Net unrealized appreciation	$467,600
Cost of investments for income tax purposes	$12,309,695

The primary difference between book & tax net unrealized appreciation is wash sale loss deferrals.

See Notes to Quarterly Statement of Investments

CAPITAL APPRECIATION PORTFOLIO

PORTFOLIO OF INVESTMENTS  (UNAUDITED)

September 30, 2005

Due Date		Shares	Value

COMMON STOCKS	97.3%
BUSINESS SERVICIES	7.8%
Advisory Board Co.*		1,600	$83,264
aQuantive, Inc.*		2,400	48,312
HouseValues, Inc.*		694	9,924
Jupitermedia Corp.*		3,800	67,298
Portfolio Recovery Associates, Inc.*		1,500	64,770
Resources Connection, Inc.*		3,200	94,816
SupportSoft, Inc.*		7,000	35,280

TOTAL BUSINESS SERVICES			403,664

CAPITAL GOODS	3.3%
Lincoln Electric Holdings, Inc.		1,900	74,860
NCI Building Systems, Inc.*		2,400	97,896

TOTAL CAPITAL GOODS			172,756

CONSUMER NON-DURABLES	14.3%
America’s Car Mart, Inc.*		1,950	34,983
Carter’s, Inc.*		1,600	90,880
Coach, Inc.*		3,600	112,896
Guitar Center, Inc.*		1,600	88,336
Hibbett Sporting Goods, Inc.*		5,625	125,156
Tractor Supply Co.*		1,100	50,215
Urban Outfitters, Inc.*		5,400	158,760
Warnaco Group, Inc.*		3,700	81,067

TOTAL CONSUMER NON-DURABLES			742,293

CONSUMER SERVICES	9.2%
BJ’s Restaurants, Inc.*		7,000	143,010
Cheesecake Factory, Inc.*		2,400	74,976
Collectors Universe, Inc.*		800	10,160
First Cash Financial Services, Inc.*		2,800	73,696
Sonic Corp.*		2,600	71,110
Strategic Hotel Capital, Inc.		3,700	67,562
TRM Corp.*		2,400	36,456

TOTAL CONSUMER SERVICES			476,970

ENERGY	1.6%
Input/Output, Inc.*		7,000	55,860
Wh Energy Services, Llp*		900	29,178

TOTAL ENERGY			85,038

FINANCIALS	7.8%
American Equity Investment Life Insurance Co.		4,900	55,615
Brookline Bancorp, Inc.		3,100	49,042
Delphi Financial Group, Inc.		2,500	117,000
Midwest Banc Holdings, Inc.		2,300	53,176
RAIT Investment Trust		1,800	51,300
Signature Bank*		2,800	75,572

TOTAL FINANCIALS			401,705

HEALTHCARE	24.3%
Align Technology, Inc. *		6,700	45,024
Amylin Pharmaceuticals, Inc.*		2,700	93,933
Animas Corp.*		4,000	62,800
Conceptus, Inc.*		5,300	61,480
Conor Medsystems, Inc.*		1,900	44,650
CV Therapeutics, Inc.*		4,700	125,725
Digene Corp.*		1,800	51,300
Encysive Pharmaceuticals, Inc.*		4,700	55,366
Immucor, Inc.*		3,275	89,866
Keryx Biopharmaceuticals, Inc.*		3,900	61,464
Medicis Pharmaceutical Corp.		1,200	39,072
MGI PHARMA, Inc.*		3,700	86,247
Micrus Endovascular Corp.*		2,600	25,714
MWI Veterinary Supply, Inc.*		200	3,990
Nastech Pharmaceutical Co., Inc.*		4,700	66,458
Nektar Therapeutics*		4,200	71,190
Protein Design Labs, Inc.*		3,000	84,000
Rigel Pharmaceuticals, Inc.*		2,500	59,425
SeraCare Life Sciences, Inc.*		1,600	28,416
United Therapeutics Corp.*		1,500	104,700

TOTAL HEALTHCARE			1,260,820

TECHNOLOGY	25.7%
Agile Software Corp.*		5,400	38,718
Akamai Technologies, Inc.*		5,200	82,940
Cymer, Inc.*		1,600	50,112
ESCO Technologies, Inc.*		200	10,014
F5 Networks, Inc.*		1,000	43,470
FormFactor, Inc.*		1,700	38,794
Informatica Corp.*		400	4,808
InPhonic, Inc.*		3,400	46,750
Integrated Device Technology, Inc.*		4,500	48,330
Interwoven, Inc.*		3,050	24,919
Marchex, Inc.*		3,900	64,584
MatrixOne, Inc.*		9,500	49,970
Micromuse, Inc.*		1,600	12,608
NMS Communications Corp.*		6,600	24,420
O2Micro International, Ltd.*		5,100	80,274
Polycom, Inc.*		4,000	64,680

Power Integrations, Inc.*		2,900	63,075
Redback Networks, Inc.*		3,000	29,760
RSA Security, Inc.*		4,500	57,195
Secure Computing Corp.*		4,800	54,480
Semtech Corp.*		1,500	24,705
SERENA Software, Inc.*		2,700	53,811
SiRF Technology Holdings, Inc.*		2,300	69,299
Symmetricom, Inc.*		5,200	40,248
Tekelec*		2,400	50,280
Tessera Technologies, Inc.*		1,900	56,829
TIBCO Software, Inc.*		7,900	66,044
Websense, Inc.*		1,600	81,936

TOTAL TECHNOLOGY			1,333,053

TRANSPORTATION	3.3%
Knight Transportation, Inc.		2,400	58,464
Old Dominion Freight Line, Inc.*		1,600	53,584
Universal Truckload Services, Inc.*		3,200	59,456

TOAL TRANSPORTATION			171,504

TOTAL COMMON STOCKS
(Cost $4,300,761)			5,047,803

MONEY MARKET MUTUAL FUNDS	3.7%
SSGA Prime Money Market Fund		95,748	95,748
SSGA U.S. Treasury Money Market Fund		95,722	95,722

TOTAL MONEY MARKET MUTUAL FUNDS
(Cost $191,470)			191,470

TOTAL INVESTMENTS
(Cost $4,492,231)	101.0%		5,239,273
Liabilities in Excess of Other Assets	-1.0%		(49,903)
NET ASSETS	100.0%		$5,189,370

*Non-income producing security

Income Tax Information:

As of September 30, 2005
Gross appreciation (excess of value over tax cost)	$964,072
Gross depreciation (excess of tax cost over value)	(227,347)
Net unrealized appreciation	$736,725
Cost of investments for income tax purposes	$4,502,548

The primary difference between book & tax net unrealized appreciation is wash sale loss deferrals.

See Notes to Quarterly Statement of Investments

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

Significant Accounting and Operating Policies

Financial Investors Variable Insurance Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-ended management investment company organized as a Delaware business trust by a Declaration of Trust dated July 31, 2000.   The notes herein relate to the Trust’s First Horizon Funds that include the Core Equity (formerly known as Growth & Income) and Capital Appreciation Portfolios (the Portfolios).  The Portfolios are sold at offering price, which is the net asset value per share, to separate investment accounts of participating insurance companies as an underlying investment for variable annuity contracts or other investment products.

The following summarizes the significant accounting policies for the Trust.

Security Valuation:  Securities of the Portfolios are valued as of the close of regular trading on the New York Stock Exchange, normally 4:00 p.m. (Eastern time), on each trading day.  Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the closing bid price. Over-the-counter securities traded on NASDAQ are valued based upon the NASDAQ Official Closing Price.  Securities for which quotations are not readily available are valued under procedures established by the Board of Trustees to determine fair value in good faith.  Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value.

Other:  Investment security transactions are accounted for as of the trade date.  Dividend income is recorded on the ex-dividend date.  Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the identified cost basis for both financial reporting and income tax purposes.

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Item 2 - Controls and Procedures.

(a)                                  The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)                                 There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FINANCIAL INVESTORS VARIABLE INSURANCE TRUST

By:	/s/ Edmund J. Burke
Edmund J. Burke
President and Principal Executive Officer

Date:	November 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund J. Burke
Edmund J. Burke
President and Principal Executive Officer

Date:	November 29, 2005

By:	/s/ Jeremy O. May
Jeremy O. May
Treasurer and Principal Financial Officer

Date:	November 29, 2005